ANALYSIS OF OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2017
Disclosure of Analysis of Operating Segment [Abstract]
Disclosure of operating segments [text block]
NOTE 31 – ANALYSIS OF OPERATING SEGMENTS

Operating segments are components of Grupo Aval responsible for developing commercial activities that can generate revenue or incur expenses and whose operating profit or loss are regularly reviewed by the Board of Directors of Grupo Aval, and for which financial information is available:

Until June 20, 2016, Grupo Aval was organized into four business segments, however, due to the legal reorganization explained in Note 1, the information provided to the Board of Directors has been updated and adjusted to present five segments considering Corficolombiana as an additional reportable segment.

31.1	Description of products and services from which each reportable segment derives its income
Grupo Aval is organized into five business segments comprised by the four main banks (see note 1 Corficolombiana is consolidated directly by Grupo Aval and not through Banco de Bogotá) of Grupo Aval: Banco de Bogotá, Banco de Occidente, Banco AV Villas and Banco Popular. All these banks and Corficolombiana, provide services relating to banking activity in Colombia and others countries in commercial, consumer, mortgage housing and microcredit banking. Corficolombiana´s core business is the active management of an equity portfolio.

31.2	Factors used by management to identify reportable segments
Operating segments identified above are based on the strategic organization of Grupo Aval in order to serve different sectors of the economy in Colombia.

31.3	Measurement of net income, assets and liabilities of operating segments
The Board of Directors of Grupo Aval reviews the financial information of each of its operating segments and assesses the performance of each segment based on the income statement of each of them and on certain credit risk indicators, as described in note 2.28.

31.4	Income
Following is the detail of the reportable financial information summarized for each segment as of December 31, 2017, 2016 and 2015:

Statement of Financial Position
December 31, 2017

	Banco de Bogotá S.A.		Banco de Occidente S.A.		Banco Popular S.A.		Banco AV Villas S.A.		Corficolombiana S.A.		(1)Eliminations and other segments		Total
Assets
Held-for-trading financial assets	Ps.	2,590,371	Ps.	584,470	Ps.	217,354	Ps.	328,070	Ps.	1,577,734	Ps.	(169,911)	Ps.	5,128,088
Available-for-sale financial assets		9,949,001		4,526,311		2,172,140		396,128		2,541,683		(971,103)		18,614,160
Held-to-maturity Investments		1,367,582		689,023		483,796		274,150		84,488		-		2,899,039
Investments in associates and joint ventures		3,417,702		672,169		10,965		1,597		820,125		(3,879,544)		1,043,014
Loans and receivables		104,243,806		27,480,881		17,034,186		9,977,597		2,785,100		(767,275)		160,754,295
Other Assets		27,820,671		3,794,020		2,403,662		1,340,582		13,305,870		(564,861)		48,099,944
Total Assets	Ps.	149,389,133	Ps.	37,746,874	Ps.	22,322,103	Ps.	12,318,124	Ps.	21,115,000	Ps.	(6,352,694)	Ps.	236,538,540
Liabilities
Customer Deposits		100,947,244		26,169,109		15,968,499		10,086,106		4,095,692		(2,381,426)		154,885,224
Financial Obligations		25,294,735		5,802,728		2,778,675		212,914		8,875,171		2,311,813		45,276,036
Other Liabilities		4,955,086		1,370,759		903,882		554,618		2,901,402		(179,694)		10,506,053
Total Liabilities	Ps.	131,197,065	Ps.	33,342,596	Ps.	19,651,056	Ps.	10,853,638	Ps.	15,872,265	Ps.	(249,307)	Ps.	210,667,313

Statement of Income for the year 2017

	Banco de Bogotá S.A.		Banco de Occidente S.A.		Banco Popular S.A.		Banco AV Villas S.A.		Corficolombiana S.A.		(1)Eliminations and other segments		Total
External Income
Interest income	Ps.	11,241,897	Ps.	3,450,056	Ps.	2,196,753	Ps.	1,305,784	Ps.	547,028	Ps.	315	Ps.	18,741,833
Commission and fee income		4,187,221		396,658		224,233		250,824		95,086		48,103		5,202,125
Participation in profit or loss associates and joint business		5,847		2,402		2,622		2,043		159,050		-		171,964
Dividends		1,321		370		1,991		1,514		45,243		-		50,439
Other Income		819,797		49,916		94,577		62,642		1,413,594		17,138		2,457,664
	Ps.	16,256,083	Ps.	3,899,402	Ps.	2,520,176	Ps.	1,622,807	Ps.	2,260,001	Ps.	65,556	Ps.	26,624,025

Intersegment Income
Interest income	Ps.	72,910	Ps.	1,818	Ps.	1,047	Ps.	4,797	Ps.	62,097	Ps.	(142,669)	Ps.	-
Commission and fee income		2,988		5,171		4,133		15,065		1,339		(28,696)		-
Participation in profit or loss associates and joint business		36,782		139,555		(376)		132		159		(176,252)		-
Dividends		3,101		5,494		6,810		1,170		1,244		(17,819)		-
Other Income		24,551		80,780		5,978		1,977		(11,251)		(102,035)		-
		140,332		232,818		17,592		23,141		53,588		(467,471)		-
Total income	Ps.	16,396,415	Ps.	4,132,220	Ps.	2,537,768	Ps.	1,645,948	Ps.	2,313,589	Ps.	(401,915)	Ps.	26,624,025

Expenses
Interest expense	Ps.	4,594,100	Ps.	1,388,144	Ps.	977,441	Ps.	423,069	Ps.	852,501	Ps.	(7,556)	Ps.	8,227,699
Impairment loss on loan and other accounts receivable		2,459,293		993,350		258,926		327,833		79,932		-		4,119,334
Depreciations and amortizations		361,621		69,255		45,417		29,897		5,881		9,337		521,408
Commission and fee expense		351,073		94,089		86,228		108,572		10,772		(27,620)		623,114
Administrative Expenses		3,035,346		703,106		520,204		375,522		119,271		(240,301)		4,513,148
Other expense		2,491,824		390,812		334,944		180,186		241,636		64,693		3,704,095
Income tax expense		970,207		115,778		108,914		63,174		440,043		54,678		1,752,794
Total Expenses		14,263,464		3,754,534		2,332,074		1,508,253		1,750,036		(146,769)		23,461,592
Net income for the year	Ps.	2,132,951	Ps.	377,686	Ps.	205,694	Ps.	137,695	Ps.	563,553	Ps.	(255,146)	Ps.	3,162,433

(1) Includes Grupo Aval, Grupo Aval Limited, Grupo Aval International Limited and ATH negocio conjunto.

Statement of Financial Position
December 31, 2016

	Banco de Bogotá S.A.		Banco de Occidente S.A.		Banco Popular S.A.		Banco AV Villas S.A.		Corficolombiana S.A.		(2)Eliminations and other segments		Total
Assets
Held-for-trading financial assets	Ps.	2,179,411	Ps.	645,607	Ps.	228,176	Ps.	182,936	Ps.	1,499,533	Ps.	(141,938)	Ps.	4,593,725
Available-for-sale financial assets		9,157,156		3,991,626		2,046,466		1,478,433		2,773,149		(1,054,318)		18,392,512
Held-to-maturity Investments		1,256,607		542,008		409,131		250,980		111,760		-		2,570,486
Investments in associates and joint ventures		3,354,551		570,782		9,103		-		932,586		(3,720,375)		1,146,647
Loans and receivables		97,169,521		26,573,862		16,016,683		8,981,858		3,141,864		(985,056)		150,898,732
Other Assets		28,313,503		3,244,622		2,021,585		1,572,427		12,045,752		(726,270)		46,471,619
Total Assets	Ps.	141,430,749	Ps.	35,568,507	Ps.	20,731,144	Ps.	12,466,634	Ps.	20,504,644	Ps.	(6,627,957)	Ps.	224,073,721
Liabilities
Customer Deposits		93,676,674		24,176,056		14,733,350		9,706,084		3,846,793		(2,251,902)		143,887,055
Financial Obligations		25,863,311		5,504,607		2,451,314		975,300		9,288,278		1,433,471		45,516,281
Other Liabilities		4,652,581		1,496,658		867,567		382,166		2,469,928		142,263		10,011,163
Total Liabilities	Ps.	124,192,566	Ps.	31,177,321	Ps.	18,052,231	Ps.	11,063,550	Ps.	15,604,999	Ps.	(676,168)	Ps.	199,414,499

Statement of Income of the year 2016

	(1) Banco deBogotá S.A.		Banco de Occidente S.A.		Banco Popular S.A.		Banco AV Villas S.A.		Corficolombiana S.A.		(1), (2)Eliminations and other segments		Total
External Income
Interest income	Ps.	10,481,965	Ps.	3,363,556	Ps.	2,042,878	Ps.	1,193,544	Ps.	442,398	Ps.	22,629	Ps.	17,546,970
Commission and fee income		3,957,774		387,986		219,717		237,762		63,763		12,185		4,879,187
Participation in profit or loss associates and joint business		(4,275)		(484)		388		729		144,407		-		140,765
Dividends		1,779		1,150		3,112		2,941		18,973		72		28,027
Other Income		1,336,185		93,860		183,931		99,701		1,647,967		(19,355)		3,342,289
	Ps.	15,773,428	Ps.	3,846,068	Ps.	2,450,026	Ps.	1,534,677	Ps.	2,317,508	Ps.	15,531	Ps.	25,937,238

Intersegment Income
Interest income	Ps.	219,995	Ps.	2,893	Ps.	848	Ps.	6,223	Ps.	75,641	Ps.	(305,600)	Ps.	-
Commission and fee income		900		4,386		2,282		13,170		2,115		(22,853)		-
Participation in profit or loss associates and joint business		116,488		118,109		(1,206)		(1,923)		100		(231,568)		-
Dividends		-		20,336		25,293		-		944		(46,573)		-
Other Income		1,996,738		62,959		115		1,610		(79,493)		(1,981,929)		-
		2,334,121		208,683		27,332		19,080		(693)		(2,588,523)		-
Total income	Ps.	18,107,549	Ps.	4,054,751	Ps.	2,477,358	Ps.	1,553,757	Ps.	2,316,815	Ps.	(2,572,992)	Ps.	25,937,238

Expenses
Interest expense	Ps.	4,568,469	Ps.	1,455,389	Ps.	995,070	Ps.	451,224	Ps.	947,603	Ps.	(25,350)	Ps.	8,392,405
Impairment loss on loan and other accounts receivable		1,897,902		579,471		229,948		236,434		59,176		1,253		3,004,184
Depreciations and amortizations		352,618		64,252		40,449		24,787		4,513		(15,011)		471,608
Commission and fee expense		347,612		99,804		83,857		98,738		8,970		(19,453)		619,528
Administrative Expenses		2,943,832		632,153		501,664		324,787		138,626		(131,863)		4,409,199
Other expense		2,414,696		363,398		293,930		158,243		104,944		131,258		3,466,469
Income tax expense		1,150,393		232,292		151,365		79,994		381,647		61,218		2,056,909
Total Expenses		13,675,522		3,426,759		2,296,283		1,374,207		1,645,479		2,052		22,420,302
Net income for the year	Ps.	4,432,027	Ps.	627,992	Ps.	181,075	Ps.	179,550	Ps.	671,336	Ps.	(2,575,044)	Ps.	3,516,936

(1) Includes Ps. 2,208,053 of income resulting from the desconsolidation of Corficolombiana.
(2) Includes Grupo Aval, Grupo Aval Limited and Grupo Aval International Limited.

December 31, 2015

Statement of Income of the year 2015	Banco de Bogotá S.A.		Banco de Occidente S.A		Banco Popular S.A.		Banco Av villas S.A.		Corficolombiana S.A.		(1)Eliminations and other segments		Total
External Income
Interest income	Ps.	8,511,619	Ps.	2,648,326	Ps.	1,623,643	Ps.	986,384	Ps.	304,109	Ps.	1,517	Ps.	14,075,598
Commission and fee income		3,432,513		394,039		180,302		218,769		58,610		-		4,284,233
Participation in profit or loss associates and joint business		178,243		20,674		2,002		1,523		27,956		-		230,398
Dividends		417		2,638		2,534		1,909		26,113		-		33,611
Other Income		706,302		105,337		162,605		90,644		1,263,449		195,244		2,523,581
	Ps.	12,829,094	Ps.	3,171,014	Ps.	1,971,086	Ps.	1,299,229	Ps.	1,680,237	Ps.	196,761	Ps.	21,147,421

Intersegment income
Interest income	Ps.	(32,382)	Ps.	2,570	Ps.	633	Ps.	2,467	Ps.	30,274	Ps.	(3,562)	Ps.	-
Commission and fee income		471		4,752		3,091		11,895		2,693		(22,902)		-
Participation in profit or loss associates and joint business		(1,439)		75,227		(1,229)		(2,055)		178,305		(248,809)		-
Dividends		2,105		25,127		30,989		-		-		(58,221)		-
Other Income		207,102		75,435		148		1,493		1,482		(285,660)		-
Total Segments income	Ps.	175,857	Ps.	183,111	Ps.	33,632	Ps.	13,800	Ps.	212,754	Ps.	(619,154)	Ps.	-
Total income		13,004,951		3,354,125		2,004,718		1,313,029		1,892,991		(422,393)		21,147,421

	Banco de Bogotá S.A.		Banco de Occidente S.A		Banco Popular S.A.		Banco Av villas S.A.		Corficolombiana S.A.		Eliminations and other segments		Total
Expenses
Interest expense	Ps.	3,211,117	Ps.	989,836	Ps.	583,151	Ps.	273,944	Ps.	607,989	Ps.	85,422	Ps.	5,751,459
Loan and other accounts receivable		1,323,338		544,143		63,180		188,895		8,468		(274)		2,127,750
Depreciations and amortizations		358,517		61,396		39,130		22,571		5,810		788		488,212
Commission and fee expense		327,250		151,038		54,774		85,195		18,013		(14,324)		621,946
Administrative Expenses		2,508,967		586,050		465,226		302,765		90,812		(75,034)		3,878,786
Other expense		2,168,527		352,957		276,905		155,355		73,262		27,606		3,054,612
Income tax expense		1,047,656		195,606		173,060		108,704		330,889		23,055		1,878,970
Total Expenses		10,945,372		2,881,026		1,655,426		1,137,429		1,135,243		47,239		17,801,735
Net income for the year	Ps.	2,059,579	Ps.	473,099	Ps.	349,292	Ps.	175,600	Ps.	757,748	Ps.	(469,632)	Ps.	3,345,686

(1)	Includes Grupo Aval, Grupo Aval Limited and Grupo Aval International Limited.

Main eliminations of total income, expenses, assets and liabilities between segments with the corresponding consolidated entries at the level of Grupo Aval are:

•	Loans with financial obligations of entities mainly from non financial sector.
•	Investments in term deposits and outstanding bonds of in other segments.
•	Investments in subordinates elimination and record of non- controlling interests.
•	Expenses and incomes for commissions.

31.5	Analysis of Revenues by Products and Services

Grupo Aval’s revenues are analyzed by products and services, in the statement of income.

31.6	Income by Country

Grupo Aval’s revenues for each individual country for which revenues are significant, are the following during the years ended December 31, 2017, 2016 and 2015:

	December 31, 2017		December 31, 2016		December 31, 2015
Colombia	Ps.	18,789,167	Ps.	18,548,030	Ps.	15,749,556
Panamá		1,410,766		1,333,843		1,293,132
Costa Rica		2,752,109		2,598,446		1,778,560
Guatemala		1,132,646		1,084,436		1,027,948
Other countries		2,539,337		2,372,483		1,298,225
Total Consolidated Revenues	Ps.	26,624,025	Ps.	25,937,238	Ps.	21,147,421

The foregoing analysis is based on the customer's domicile. Income from off- shore entities of Colombian customers are reported as income from Colombia. The revenues include income for interest, fees, commissions and other operating income.

31.7	Non current assets by Country

Grupo Aval’s non current assets for each individual country for which non current assets are significant, are as follows as at December 31, 2017 and 2016:

December 31, 2017

	Own – use Property, plant and equipment, net		(*) Intangible assets
Colombia	Ps.	4,635,899	Ps.	5,868,867
Panamá		203,824		3,657,236
Costa Rica		366,800		89,343
Guatemala		98,778		16,714
Other countries		494,696		1,231,744
Total	Ps.	5,799,997	Ps.	10,863,904

(*) see notes 16 to 18.

December 31, 2016

	Own – use Property, plant and equipment, net		(*) Intangible assets
Colombia	Ps.	4,702,347	Ps.	5,496,699
Panamá		208,727		3,681,756
Costa Rica		376,984		113,009
Guatemala		97,798		14,110
Other countries		513,393		1,059,718
Total	Ps.	5,899,249	Ps.	10,365,292

(*) see notes 16 to 18.

During the years ended December 31, 2017, 2016 and 2015, Grupo Aval’s reported no concentration of revenue in customers with more than a 10% share of revenue from ordinary activities.